VANECK GAMING ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Australia : 11.6%
Aristocrat Leisure Ltd. 47,843 $ 2,041,101
Lottery Corp. Ltd. † 266,318 930,275
Tabcorp Holdings Ltd. 281,600 131,852
3,103,228
China : 7.3%
Galaxy Entertainment Group
Ltd. (HKD) 357,240 1,592,422
Melco Resorts &
Entertainment Ltd. (ADR) * 29,200 211,116
SJM Holdings Ltd. (HKD) * 462,500 149,310
1,952,848
France : 3.0%
FDJ UNITED 144A 20,538 803,112
Underline
Greece : 2.7%
OPAP SA 31,907 720,990
Underline
Ireland : 8.1%
Flutter Entertainment PLC
(USD) * 7,575 2,164,632
Underline
Italy : 1.8%
Lottomatica Group Spa 16,825 465,310
Underline
Japan : 3.1%
Heiwa Corp. 10,200 148,258
Sankyo Co. Ltd. 36,595 675,265
823,523
Malaysia : 4.0%
Genting Bhd 379,400 274,886
Genting Malaysia Bhd 528,598 242,436
Genting Singapore Ltd.
(SGD) † 999,300 561,095
1,078,417
South Korea : 1.1%
Kangwon Land, Inc. 22,210 300,653
Underline
Sweden : 5.3%
Evolution AB 144A 18,035 1,421,949
Underline
Number
of Shares Value
United Kingdom : 4.7%
Entain PLC 59,643 $ 737,478
International Game
Technology PLC (USD) 18,483 292,216
Playtech Plc 45,715 235,547
1,265,241
United States : 47.2%
Boyd Gaming Corp. 8,451 661,122
Caesars Entertainment,
Inc. * † 21,956 623,331
Churchill Downs, Inc. 10,168 1,026,968
DraftKings, Inc. * 43,768 1,877,209
Gaming and Leisure
Properties, Inc. 24,098 1,124,895
Las Vegas Sands Corp. 33,529 1,458,847
Light & Wonder, Inc. * † 9,057 871,827
MGM Resorts International *
† 26,338 905,764
Penn Entertainment, Inc. * † 20,459 365,602
Sands China Ltd. (HKD) * 398,800 833,459
VICI Properties, Inc. 54,971 1,792,054
Wynn Resorts Ltd. † 11,590 1,085,635
12,626,713
Total Common Stocks
(Cost: $33,401,098) 26,726,616
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $321)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 321 321
Total Investments: 99.9%
(Cost: $33,401,419) 26,726,937
Other assets less liabilities: 0.1% 18,680
NET ASSETS: 100.0% $ 26,745,617
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
SGD Singapore Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $4,273,442.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,225,061, or 8.3% of net assets.